Long-term Debt - 2017 - Additional Information (Details)		1 Months Ended	12 Months Ended
	Nov. 14, 2018 CAD ($)	Jan. 31, 2017 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Loss (gain) on extinguishments of liabilities	$ (33,626,000)		$ 92,374,000	$ (33,626,000)	$ 4,191,000
Loan Agreement | Private Placement
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of common shares | shares					5,045
Closing period of public offering of common shares					Jul. 06, 2017
Third Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Reduction amount of loan agreement					$ 8,577,000
Adjustment to the carrying value of loans					4,134,000
Value of shares issued					8,325,000
Loss (gain) on extinguishments of liabilities					4,191,000
Third Original Issue Discount Loan | Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value of loan agreement		$ 30,593,000
Third Original Issue Discount Loan | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value of loan agreement		$ 39,170,000
Third Original Issue Discount Loan | Private Placement
Disclosure Of Detailed Information About Borrowings [Line Items]
Reduction of face value as result of share issued					8,577,000
Agreed price of share issued for reduction of loan face value					$ 1,700,000